UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      August 15, 2007 to September 17, 2007


Commission File Number of issuing entity: 333-139891-03


              CWHEQ Revolving Home Equity Loan Trust, Series 2007-G
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-139891


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       36-4615137, 36-4615138, 36-4615139
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
   A               [   ]           [   ]           [ x ]
   M1              [   ]           [   ]           [ x ]
   M2              [   ]           [   ]           [ x ]
   M3              [   ]           [   ]           [ x ]
   M4              [   ]           [   ]           [ x ]
   M5              [   ]           [   ]           [ x ]
   M6              [   ]           [   ]           [ x ]
   M7              [   ]           [   ]           [ x ]
   M8              [   ]           [   ]           [ x ]
   B               [   ]           [   ]           [ x ]
   EP              [   ]           [   ]           [ x ]
   R1              [   ]           [   ]           [ x ]
   R2              [   ]           [   ]           [ x ]
   C               [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days.   Yes [x]  No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

        On September 17, 2007 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2007-G, Revolving Home Equity Loan Asset Backed Notes, Series 2007-G.

        The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

        None.

Item 3. Sales of Securities and Use of Proceeds.

        On August 15, 2007, the following classes of certificates in the following denominations were sold by the registrant to affiliates of the registrant in private placements in reliance on Section 4(2) of the Securities Act of 1933:

        Class          Initial Benificial Interest
        Class C        $586,183,803.87

        Class          Initial Benificial Interest
        Class E-P      100%

        Class          Initial Benificial Interest
        Class R-1      100%

        Class          Initial Benificial Interest
        Class R-2      99.99%

        The net proceeds from the sale of these certificates were applied by the registrant toward the purchase of the mortgage loans constituting the pool assets.

Item 4. Defaults Upon Senior Securities.

        None.

Item 5. Submission of Matters to a Vote of Security Holders.

        None.

Item 6. Significant Obligors of Pool Assets.

        None.

Item 7. Significant Enhancement Provider Information.

        None.

Item 8. Other Information.

        None.

Item 9. Exhibits.

   (a) The following is a list of documents filed as part of this Report on Form 10-D:

        Monthly Statement to Noteholders on September 17, 2007 is filed as
        Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2007-G (Issuing Entity)

Date:September 24, 2007    Countrywide Home Loans, Inc.
                           (Master Servicer)

                    By:    /s/ Darren Bigby
                           ------------------------
                           Darren Bigby

                    Title: Vice President

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1           Monthly Statement to Noteholders


                                  EXHIBIT 99.1
              CWHEQ Revolving Home Equity Loan Trust, Series 2007-G
                                 September 17, 2007


                               Table of Contents
                                                                           Page
Distribution Report   .....................................................  2
Factor Report   ...........................................................  2
Delinquency Totals ........................................................ 13
Bankruptcy Group Total Report   ........................................... 13
Foreclosure Group Total Report ............................................ 13
REO Group Total Report  ................................................... 13


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Rafael Martinez
                      Bank of New York - Structured Finance
                             601 Travis, 16th Floor
                              Houston, Texas 77002
                    Tel: (713) 483-6044 / Fax: (713) 483-6627
                    Email: rafael.texas.martinez@bankofny.com



              CWHEQ Revolving Home Equity Loan Trust, Series 2007-G
                                 September 17, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                               ENDING
           FACE              PRINCIPAL                                                       REALIZED   DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL        LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A       494,837,000.00    494,837,000.00   8,355,325.30       2,766,963.56      11,122,288.86      0.00     0.00    486,481,674.70
M1       12,312,000.00     12,312,000.00           0.00          71,327.52          71,327.52      0.00     0.00     12,312,000.00
M2       11,726,000.00     11,726,000.00           0.00          69,867.42          69,867.42      0.00     0.00     11,726,000.00
M3        7,622,000.00      7,622,000.00           0.00          46,881.65          46,881.65      0.00     0.00      7,622,000.00
M4        7,036,000.00      7,036,000.00           0.00          44,954.18          44,954.18      0.00     0.00      7,036,000.00
M5        6,742,000.00      6,742,000.00           0.00          45,115.22          45,115.22      0.00     0.00      6,742,000.00
M6        6,450,000.00      6,450,000.00           0.00          43,161.25          43,161.25      0.00     0.00      6,450,000.00
M7        7,035,000.00      7,035,000.00           0.00          47,075.88          47,075.88      0.00     0.00      7,035,000.00
M8        6,156,000.00      6,156,000.00           0.00          41,193.90          41,193.90      0.00     0.00      6,156,000.00
B         7,036,000.00      7,036,000.00           0.00          47,082.57          47,082.57      0.00     0.00      7,036,000.00
EP                0.00              0.00           0.00               0.00               0.00      0.00     0.00              0.00
R1                0.00              0.00           0.00               0.00               0.00      0.00     0.00              0.00
R2              100.00            100.00         100.00               0.00             100.00      0.00     0.00              0.00
TOTALS  566,952,100.00    566,952,100.00   8,355,425.30       3,223,623.15      11,579,048.45      0.00     0.00    558,596,674.70
-----------------------------------------------------------------------------------------------------------------------------------
C       586,183,803.87    586,183,803.87           0.00               1.07               1.07      0.00     0.00    586,183,803.87
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                             BEGINNING                                                           ENDING            NOTE
CLASS        CUSIP           PRINCIPAL          PRINCIPAL       INTEREST         TOTAL           PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A          23242JAA6     1,000.00000000       16.88500516       5.59166667       22.47667183       983.11499484   6.100000%
M1         23242JAB4     1,000.00000000        0.00000000       5.79333333        5.79333333     1,000.00000000   6.320000%
M2         23242JAC2     1,000.00000000        0.00000000       5.95833362        5.95833362     1,000.00000000   6.500000%
M3         23242JAD0     1,000.00000000        0.00000000       6.15083312        6.15083312     1,000.00000000   6.710000%
M4         23242JAE8     1,000.00000000        0.00000000       6.38916714        6.38916714     1,000.00000000   6.970000%
M5         23242JAF5     1,000.00000000        0.00000000       6.69166716        6.69166716     1,000.00000000   7.300000%
M6         23242JAG3     1,000.00000000        0.00000000       6.69166667        6.69166667     1,000.00000000   7.300000%
M7         23242JAH1     1,000.00000000        0.00000000       6.69166738        6.69166738     1,000.00000000   7.300000%
M8         23242JAJ7     1,000.00000000        0.00000000       6.69166667        6.69166667     1,000.00000000   7.300000%
B          23242JAK4     1,000.00000000        0.00000000       6.69166714        6.69166714     1,000.00000000   7.300000%
R2         23242JAN8     1,000.00000000    1,000.00000000       0.00000000    1,000.00000000         0.00000000   0.000000%
TOTALS                   1,000.00000000       14.73744484       5.68588272       20.42332756       985.26255516
-----------------------------------------------------------------------------------------------------------------------------------
C          23242JAL2     1,000.00000000        0.00000000       0.00000183        0.00000183     1,000.00000000   0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

              CWHEQ Revolving Home Equity Loan Trust, Series 2007-G
                                 September 17, 2007
General Information:
Record Date                                                                                                    09/14/2007
LIBOR Determination Date                                                                                       08/08/2007
Payment Date                                                                                                   09/15/2007
Determination Date                                                                                             09/17/2007
Interest Period
Beginning                                                                                                      08/15/2007
Ending                                                                                                         09/16/2007
Number of Days in Interest Period                                                                                      33
Collection Period
Beginning                                                                                                      08/02/2007
Ending                                                                                                         08/31/2007

ACCOUNTS
COLLECTION ACCOUNT
Beginning Balance                                                                                                    0.00

Deposits
Collections on Mortgage Loans
Interest payments on Mortgage Loans                                                                          2,522,248.83
Principal payments on Mortgage Loans                                                                        12,161,161.15
Purchase Price (for Mortgage Loans modified by the Master Servicer)                                            162,345.90
Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                                      0.00
Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                                  0.00
Transfer Deposit Amount                                                                                              0.00
Net Liquidation Proceeds (net of Foreclosure Profits)                                                                0.00
Insurance Proceeds                                                                                                   0.00
Deposits by Master Servicer for losses on Eligible Investments                                                       0.00
Investment income on Eligible Investments                                                                            0.00
Servicer Advances                                                                                                    0.00
Termination purchase price (for 10% clean-up call)                                                                   0.00
Other Proceeds / Amounts
Amount Related To Principal                                                                                  9,850,636.68
Others                                                                                                       1,870,827.18
Total Deposits                                                                                              26,567,219.74

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                    0.00
Amount withdrawn to purchase Additional Balances                                                                     0.00
Amount transferred to Payment Account                                                                       26,171,787.56
Other Permitted Withdrawal per the Sale and Servicing Agreement                                                395,432.18
Total Withdrawals                                                                                           26,567,219.74

Losses on Eligible Investments                                                                                       0.00
Ending Balance                                                                                                       0.00

PAYMENT ACCOUNT

Beginning Balance                                                                                                    0.00

Deposits
Deposit from Collection Account                                                                             26,171,787.56
Deposits by Master Servicer for losses on Eligible Investments                                                       0.00
Investment income on Eligible Investments                                                                            0.00
Deposit from Master Servicer to account for non-fully indexed Mortgage Loans
(first two Payment Dates only)                                                                                       0.00
Deposit by Master Servicer of collections after the Cut-off Date
but prior to the Closing Date (excluding accrued interest) (first Payment Date only)                         1,813,428.10
Total Deposits                                                                                              26,171,787.56

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                    0.00
Payment pursuant to Section 8.03 of the Indenture                                                           26,171,787.56
Total Withdrawals                                                                                           26,171,787.56

Losses on Eligible Investments                                                                                       0.00
Ending Balance                                                                                                       0.00

DISTRIBUTIONS

Amounts to be Distributed                                                                                   26,171,787.56

Investor Interest Collections                                                                                3,994,275.15

Principal Collections                                                                                        7,584,673.28

Deposit from Master Servicer to account for non-fully indexed Mortgage Loans
(first two Payment Dates only)                                                                                       0.00
Deposit from Master Servicer of collections after the Cut-off Date
but prior to the Closing Date related to the Mortgage loans                                                  1,813,428.10
(excluding accrued interest) (first Payment Date only)

Subordinated Transferor Collections                                                                                  1.07

Credit Enhancement Draw Amount                                                                                       0.00

Transaction Party Fees and Expenses

Servicing Fees owing to the Master Servicer for current collection Period                                      244,243.25
Servicing Fees owing to the Master Servicer for prior collection Periods                                             0.00
Servicing Fees paid to the Master Servicer                                                                     244,243.25

Liquidation Expenses and indemnification of payments related to the Class Notes owing to the Master Servicer         0.00
Liquidation Expenses and indemnification of payments related to the Class Notes paid to the Master Servicer          0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                 0.00


Interest Payments

Class A
Note Interest owing to Class A Notes prior to distributions                                                  2,766,963.56
Unpaid Investor Interest Shortfall owing to Class A Notes prior to distributions                                     0.00
Unpaid Investor Interest Shortfall owing to Class A Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                         0.00
Interest on Unpaid Investor Interest Shortfall owing to Class A Notes prior to distributions                         0.00
Aggregate Investor Interest owing to Class A Notes Prior to distributions                                    2,766,963.56
Aggregate Investor Interest paid to Class A Notes                                                            2,766,963.56
Unpaid Investor Interest Shortfall for Class A Notes after distributions                                             0.00
Unpaid Investor Interest Shortfall for Class A Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                       0.00

Basis Risk Carryforward owing to the Class A Notes prior to distributions                                            0.00
Basis Risk Carryforward paid to the Class A Notes                                                                    0.00
Basis Risk Carryforward for the Class A Notes remaining after distributions                                          0.00

Class M-1
Note Interest owing to Class M-1 Notes prior to distributions                                                   71,327.52
Unpaid Investor Interest Shortfall owing to Class M-1 Notes prior to distributions                                   0.00
Unpaid Investor Interest Shortfall owing to Class M-1 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                         0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-1 Notes prior to distributions                       0.00
Aggregate Investor Interest owing to Class M-1 Notes Prior to distributions                                     71,327.52
Aggregate Investor Interest paid to Class M-1 Notes                                                             71,327.52
Unpaid Investor Interest Shortfall for Class M-1 Notes after distributions                                           0.00
Unpaid Investor Interest Shortfall for Class M-1 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                       0.00

Basis Risk Carryforward owing to the Class M-1 Notes prior to distributions                                          0.00
Basis Risk Carryforward paid to the Class M-1 Notes                                                                  0.00
Basis Risk Carryforward for the Class M-1 Notes remaining after distributions                                        0.00

Class M-2
Note Interest owing to Class M-2 Notes prior to distributions                                                   69,867.42
Unpaid Investor Interest Shortfall owing to Class M-2 Notes prior to distributions                                   0.00
Unpaid Investor Interest Shortfall owing to Class M-2 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                         0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-2 Notes prior to distributions                       0.00
Aggregate Investor Interest owing to Class M-2 Notes Prior to distributions                                     69,867.42
Aggregate Investor Interest paid to Class M-2 Notes                                                             69,867.42
Unpaid Investor Interest Shortfall for Class M-2 Notes after distributions                                           0.00
Unpaid Investor Interest Shortfall for Class M-2 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                       0.00

Basis Risk Carryforward owing to the Class M-2 Notes prior to distributions                                          0.00
Basis Risk Carryforward paid to the Class M-2 Notes                                                                  0.00
Basis Risk Carryforward for the Class M-2 Notes remaining after distributions                                        0.00

Class M-3
Note Interest owing to Class M-3 Notes prior to distributions                                                   46,881.65
Unpaid Investor Interest Shortfall owing to Class M-3 Notes prior to distributions                                   0.00
Unpaid Investor Interest Shortfall owing to Class M-3 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                         0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-3 Notes prior to distributions                       0.00
Aggregate Investor Interest owing to Class M-3 Notes Prior to distributions                                     46,881.65
Aggregate Investor Interest paid to Class M-3 Notes                                                             46,881.65
Unpaid Investor Interest Shortfall for Class M-3 Notes after distributions                                           0.00
Unpaid Investor Interest Shortfall for Class M-3 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                       0.00

Basis Risk Carryforward owing to the Class M-3 Notes prior to distributions                                          0.00
Basis Risk Carryforward paid to the Class M-3 Notes                                                                  0.00
Basis Risk Carryforward for the Class M-3 Notes remaining after distributions                                        0.00

Class M-4
Note Interest owing to Class M-4 Notes prior to distributions                                                   44,954.18
Unpaid Investor Interest Shortfall owing to Class M-4 Notes prior to distributions                                   0.00
Unpaid Investor Interest Shortfall owing to Class M-4 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                         0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-4 Notes prior to distributions                       0.00
Aggregate Investor Interest owing to Class M-4 Notes Prior to distributions                                     44,954.18
Aggregate Investor Interest paid to Class M-4 Notes                                                             44,954.18
Unpaid Investor Interest Shortfall for Class M-4 Notes after distributions                                           0.00
Unpaid Investor Interest Shortfall for Class M-4 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                       0.00

Basis Risk Carryforward owing to the Class M-4 Notes prior to distributions                                          0.00
Basis Risk Carryforward paid to the Class M-4 Notes                                                                  0.00
Basis Risk Carryforward for the Class M-4 Notes remaining after distributions                                        0.00

Class M-5
Note Interest owing to Class M-5 Notes prior to distributions                                                   45,115.22
Unpaid Investor Interest Shortfall owing to Class M-5 Notes prior to distributions                                   0.00
Unpaid Investor Interest Shortfall owing to Class M-5 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                         0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-5 Notes prior to distributions                       0.00
Aggregate Investor Interest owing to Class M-5 Notes Prior to distributions                                     45,115.22
Aggregate Investor Interest paid to Class M-5 Notes                                                             45,115.22
Unpaid Investor Interest Shortfall for Class M-5 Notes after distributions                                           0.00
Unpaid Investor Interest Shortfall for Class M-5 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                       0.00

Basis Risk Carryforward owing to the Class M-5 Notes prior to distributions                                          0.00
Basis Risk Carryforward paid to the Class M-5 Notes                                                                  0.00
Basis Risk Carryforward for the Class M-5 Notes remaining after distributions                                        0.00

Class M-6
Note Interest owing to Class M-6 Notes prior to distributions                                                   43,161.25
Unpaid Investor Interest Shortfall owing to Class M-6 Notes prior to distributions                                   0.00
Unpaid Investor Interest Shortfall owing to Class M-6 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                         0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-6 Notes prior to distributions                       0.00
Aggregate Investor Interest owing to Class M-6 Notes Prior to distributions                                     43,161.25
Aggregate Investor Interest paid to Class M-6 Notes                                                             43,161.25
Unpaid Investor Interest Shortfall for Class M-6 Notes after distributions                                           0.00
Unpaid Investor Interest Shortfall for Class M-6 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                       0.00

Basis Risk Carryforward owing to the Class M-6 Notes prior to distributions                                          0.00
Basis Risk Carryforward paid to the Class M-6 Notes                                                                  0.00
Basis Risk Carryforward for the Class M-6 Notes remaining after distributions                                        0.00


Income realized from investment of Funds
Basis Risk Carryforward Reserve Fund paid to Class C                                                                 1.07

Class M-7
Note Interest owing to Class M-7 Notes prior to distributions                                                   47,075.88
Unpaid Investor Interest Shortfall owing to Class M-7 Notes prior to distributions                                   0.00
Unpaid Investor Interest Shortfall owing to Class M-7 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                         0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-7 Notes prior to distributions                       0.00
Aggregate Investor Interest owing to Class M-7 Notes Prior to distributions                                     47,075.88
Aggregate Investor Interest paid to Class M-7 Notes                                                             47,075.88
Unpaid Investor Interest Shortfall for Class M-7 Notes after distributions                                           0.00
Unpaid Investor Interest Shortfall for Class M-7 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                       0.00

Basis Risk Carryforward owing to the Class M-7 Notes prior to distributions                                          0.00
Basis Risk Carryforward paid to the Class M-7 Notes                                                                  0.00
Basis Risk Carryforward for the Class M-7 Notes remaining after distributions                                        0.00


Income realized from investment of Funds
Basis Risk Carryforward Reserve Fund paid to Class C                                                                 1.07

Class M-8
Note Interest owing to Class M-8 Notes prior to distributions                                                   41,193.90
Unpaid Investor Interest Shortfall owing to Class M-8 Notes prior to distributions                                   0.00
Unpaid Investor Interest Shortfall owing to Class M-8 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                         0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-8 Notes prior to distributions                       0.00
Aggregate Investor Interest owing to Class M-8 Notes Prior to distributions                                     41,193.90
Aggregate Investor Interest paid to Class M-8 Notes                                                             41,193.90
Unpaid Investor Interest Shortfall for Class M-8 Notes after distributions                                           0.00
Unpaid Investor Interest Shortfall for Class M-8 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                       0.00

Basis Risk Carryforward owing to the Class M-8 Notes prior to distributions                                          0.00
Basis Risk Carryforward paid to the Class M-8 Notes                                                                  0.00
Basis Risk Carryforward for the Class M-8 Notes remaining after distributions                                        0.00

Income realized from investment of Funds
Basis Risk Carryforward Reserve Fund paid to Class C                                                                 1.07

Class B
Note Interest owing to Class B Notes prior to distributions                                                     47,082.57
Unpaid Investor Interest Shortfall owing to Class B Notes prior to distributions                                     0.00
Unpaid Investor Interest Shortfall owing to Class B Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                         0.00
Interest on Unpaid Investor Interest Shortfall owing to Class B Notes prior to distributions                         0.00
Aggregate Investor Interest owing to Class B Notes Prior to distributions                                       47,082.57
Aggregate Investor Interest paid to Class B Notes                                                               47,082.57
Unpaid Investor Interest Shortfall for Class B Notes after distributions                                             0.00
Unpaid Investor Interest Shortfall for Class B Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                       0.00

Basis Risk Carryforward owing to the Class B Notes prior to distributions                                            0.00
Basis Risk Carryforward paid to the Class B Notes                                                                    0.00
Basis Risk Carryforward for the Class B Notes remaining after distributions                                          0.00

Principal Payments

Investor Loss Amount owing to Class Notes prior to distributions                                                     0.00
Investor Loss Amount paid to Class Notes                                                                             0.00

Accelerated Principal Payment Amount owing to Class Notes prior to distributions                               770,652.02
Accelerated Principal Payment Amount paid to Class Notes                                                       770,652.02

Scheduled Principal Collections Payment Amount owing to Class Notes prior to distributions                   7,584,673.28
Scheduled Principal Collections Payment Amount paid to Class Notes                                           7,584,673.28

Transferor Principal Collections (paid to Transferor)                                                                0.00

Application of Subordinated Transferor Collections
Required Amount for Class Notes                                                                                      0.00
Unpaid Required Amount for Class Notes after making distributions above                                              0.00
Amount of Subordinated Transferor Collections                                                                        0.00
Remaining unpaid Required Amount for Class Notes after application of
Subordinated Transferor Collections                                                                                  0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                    0.00
Investor Loss Amount for the Class Notes allocated
to the Allocated Transferor Interest                                                                                 0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                            0.00
Investor Loss Amount for the Class Notes
allocated to the Available Transferor Subordinated Amount                                                            0.00

Distributions to Issuer
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(c)(vi) of the Indenture                                                                     0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                    0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                 0.00
Allocated Transferor Interest                                                                               20,035,937.38
Overcollateralization Target Amount                                                                         31,073,887.17
Overcollateralization Step-Down Amount                                                                               0.00
Available Transferor Subordinated Amount                                                                             0.00
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                    1.07
and Transferor Principal Collections

Supporting Calculations
Investor Loss Amount for Class Notes
Investor Floating Allocation Percentage for Class Notes                                                           100.00%
Liquidation loss amounts for Mortgage Loans                                                                          0.00
Investor Loss Amount for Class Notes                                                                                 0.00

Delinquent Mortgage Loans

           Delinquency Totals
                                   Number      Principal        Percentage
                                 of Loans        Balance

30 to 59 Days Delinquent                0           0.00             0.00%
60 to 89 Days Delinquent                0           0.00             0.00%
90 to 179 Days Delinquent               0           0.00             0.00%
180 to 269 Days Delinquent              0           0.00             0.00%
270 to 359 Days Delinquent              0           0.00             0.00%
360 and Over Days Delinquent            0           0.00             0.00%
Total                                   0           0.00             0.00%

The delinquent buckets above include Bankruptcies, Foreclosures and REOs.

Bankruptcies

                Bankruptcy Group Total Report

        Number of Loans      Principal Balance       Percentage
              62                  1,261,378.86            0.22%


Foreclosures
                Foreclosure Group Total Report
        Number of Loans     Principal Balance        Percentage
               0                          0.00            0.00%

REO Properties

  REO Group Total Report
     Number of Loans      Principal Balance       Percentage
            0                          0.00            0.00%

Optional Servicer Advances (Current Collection Period)                                                                0.00
Optional Servicer Advances (Outstanding from prior Collection Periods)                                                0.00
Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                    0.00
Mortgage Loans repurchased by Sponsor for Modifications                                                         162,345.90
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                    0
Asset Balance                                                                                                         0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                   0
Balance                                                                                                               0.00

BALANCE RECONCILIATION
Beginning Loan Group Balance                                                                                586,183,803.87
Ending Loan Group Balance                                                                                   578,715,084.92
Change in Loan Group Balance                                                                                  7,468,718.95
Principal Collections                                                                                        22,177,512.41
Liquidation Loss Amount                                                                                               0.00
Liquidation Recovery Amount                                                                                           0.00
Cumulative Liquidation Loss Amount                                                                                    0.00
Additional Balances during Collection Period                                                                 14,708,793.46
Balance Check                                                                                                         0.00

OTHER INFORMATION

Allocated Transferor Interest (Beginning)                                                                    19,347,758.20
Allocated Transferor Interest (Ending)                                                                       20,118,410.22

Interest payments on Mortgage Loans                                                                           4,238,518.40
Net Liquidation Proceeds (Allocable to Interest)                                                                      0.00
Insurance Proceeds (Allocable to Interest)                                                                            0.00
Servicer Advance (Allocable to Interest)                                                                              0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                            0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                        0.00
Residual Advance                                                                                                      0.00
Total Interest                                                                                                4,238,518.40
Servicing Fee                                                                                                   244,243.25
Investor Interest Collections                                                                                 3,994,275.15

Beginning Loan Group Balance                                                                                586,183,803.87
Principal payments on Mortgage Loans                                                                         22,177,512.41
Net Liquidation Proceeds (Allocable to Principal)                                                                     0.00
Insurance Proceeds (Allocable to Principal)                                                                           0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                           0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                       0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                         0.00
Transfer Deposit Amount                                                                                               0.00
Total Principal                                                                                              22,177,512.41
Investor Principal Collections                                                                               22,177,512.41
Additional Balances                                                                                          14,708,793.46
Ending Principal Balances                                                                                   578,715,084.92
Total Collections                                                                                            26,171,787.56
Scheduled Principal Payment                                                                                   7,584,673.28

Mortgage Loans Average Daily Balance                                                                        588,992,081.64
Number of Mortgage Loans at beginning of Collection Period                                                       18,924.00
Number of Mortgage Loans at end of Collection Period                                                             18,514.00
Loan Group Balance at beginning of Collection Period                                                        586,183,803.87
Loan Group Balance at end of Collection Period                                                              578,715,084.92
Pool Factor                                                                                                           0.99

Note Principal Balance of the Class A Notes                                                                 486,481,674.70
Original Note Principal Balance of the Class A Notes                                                        494,837,000.00
Class A Factor                                                                                                        0.98

Note Principal Balance of the Class M-1 Notes                                                                12,312,000.00
Original Note Principal Balance of the Class M-1 Notes                                                       12,312,000.00
Class M-1 Factor                                                                                                      1.00

Note Principal Balance of the Class M-2 Notes                                                                11,726,000.00
Original Note Principal Balance of the Class M-2 Notes                                                       11,726,000.00
Class M-2 Factor                                                                                                      1.00

Note Principal Balance of the Class M-3 Notes                                                                 7,622,000.00
Original Note Principal Balance of the Class M-3 Notes                                                        7,622,000.00
Class M-3 Factor                                                                                                      1.00

Note Principal Balance of the Class M-4 Notes                                                                 7,036,000.00
Original Note Principal Balance of the Class M-4 Notes                                                        7,036,000.00
Class M-4 Factor                                                                                                      1.00

Note Principal Balance of the Class M-5 Notes                                                                 6,742,000.00
Original Note Principal Balance of the Class M-5 Notes                                                        6,742,000.00
Class M-5 Factor                                                                                                      1.00

Note Principal Balance of the Class M-6 Notes                                                                 6,450,000.00
Original Note Principal Balance of the Class M-6 Notes                                                        6,450,000.00
Class M-6 Factor                                                                                                      1.00

Note Principal Balance of the Class M-7 Notes                                                                 7,035,000.00
Original Note Principal Balance of the Class M-7 Notes                                                        7,035,000.00
Class M-7 Factor                                                                                                      1.00

Note Principal Balance of the Class M-8 Notes                                                                 6,156,000.00
Original Note Principal Balance of the Class M-8 Notes                                                        6,156,000.00
Class M-8 Factor                                                                                                      1.00

Note Principal Balance of the Class B Notes                                                                   7,036,000.00
Original Note Principal Balance of the Class B Notes                                                          7,036,000.00
Class B Factor                                                                                                        1.00

Weighted Average remaining term of Mortgage Loans                                                                   244.15

Weighted Average Loan Rate                                                                                       9.611300%
Weighted Average Net Loan Rate                                                                                   9.111300%

Excess Interest                                                                                                       1.07

LOAN MODIFICATION SUMMARY
Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                         0.00
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                      0.00
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                   0.00%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                       0.00
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                    0.00
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                 0.00%

Loans with Credit Limit Modification - current                                                                  819,324.00
Loans with Credit Limit Modification - cumulative                                                               819,324.00
Loans with Credit Limit Modification - % of Initial                                                                  0.14%

Loans with Gross Margin Modification - current                                                                  346,426.55
Loans with Gross Margin Modification - cumulative                                                               346,426.55
Loans with Gross Margin Modification - % of Initial                                                                  0.06%

CREDIT ENHANCER INFORMATION
Credit Enhancement Draw Amount                                                                                        0.00
Guaranteed Principal Payment Amount                                                                                   0.00
Guaranteed Payment                                                                                                    0.00

TRIGGER INFORMATION
Has a Rapid Amortization Event occurred?                                                                                NO
Cause of Rapid Amortization Event.                                                                                      NA
Has an Event of Servicing Termination occurred?                                                                         NO
Cause of Event of Servicing Termination.                                                                                NA
Stepdown Date:
Has a Stepdown Date occurred?                                                                                           NO
Trigger Events:
Has a Stepdown Delinquency Trigger occurred?                                                                            NO
Rolling  60 Day Delinquency Rate                                                                                   0.0000%

Has a Stepdown Cumulative Loss Trigger occurred?                                                                        NO


Copyright 2007 Bank of New York & Co. All rights reserved.
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